Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

June 8, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life of Canada (U.S.) Variable Account K ("Registrant") of
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or “Sun Life”)
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
("Registration Statement")
File Nos. 811-22012 & 333-173301

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Pre-Effective Amendment No. 1 (the "Amendment" or the "Pre-Effective Amendment") to the above-captioned Registration Statement.  The Registration Statement was filed with the Securities and Exchange Commission ("SEC") on April 5, 2011, for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") to be used in connection with retirement and deferred compensation plans.

The purpose of the Amendment is to respond to comments on the Registration Statement made by the SEC Staff, to clarify language, and to make other non-material changes to the Prospectus disclosure to clarify the text or to explain in greater detail how the provisions of the Contract are administered.

SEC Comments and Responses

In a letter to the undersigned, dated May 26, 2011, the SEC Staff made the following comments on the Prospectus included in the Registration Statement.  After each of the comments, Registrant has provided its response.

1.	General Comments.
a. Please note that each filing has material information, including fees and charges, missing. Please file a pre-effective amendment with all missing information, financial statements and exhibits.

RESPONSE: Registrant has added all missing information in this pre-effective amendment

b. Despite the inclusion of a “Glossary,” please define each defined term the first time it is used in the prospectus.

RESPONSE: Registrant respectfully declines to comply with the recommendation made by the Staff. Item 2 of Form N-4 states:

“Define the special terms used in the prospectus (e.g., accumulation unit, contractowner, participant, sub-account, etc.) in a glossary.  In lieu of a glossary, Registrants may use an index of special terms that refer to the page on which each special term is defined.  (Emphasis added.)

The form does not require that special terms be defined in the text if a glossary is used.  In addition, as suggested in the SEC’s “Plain English Handbook,” Registrant has limited the number of defined terms to those terms that appear throughout the document.  Special terms that appear in only one section of the prospectus are defined in that one section.

2.	Cover Page.

a. The names of all portfolio companies must be listed (rather than the names of the investment companies) on the cover page, or inside front cover, if too numerous to list on the cover page.  See Item 1(a)(viii).

RESPONSE:  Registrant respectfully declines to comply with the recommendation made by the Staff.  Item 1(a)(viii) requires the names of all “portfolio companies.”  We read that term to mean “investment companies,” but not the underlying portfolios within the investment companies.  In comment letters on similar registration statements, the SEC Staff has required the entire list of investment companies to be shown on the cover page, not the inside front cover, citing Item 1(a)(viii) as the basis for the requirement.

b. Please provide a direct link to the location where the SAI can be found on the company’s website.

RESPONSE: Registrant has revised the disclosure to explain how a copy of the SAI can be obtained. Reference to the company’s website has been removed.

3.	Key Facts About Sun Life Solutions.

a. All material state variations must be described in the prospectus, and a representation to that effect must be made in the prospectus.  Accordingly, delete the cross-reference to the Contract, riders and endorsements in the second paragraph.

RESPONSE: Registrant has revised the second paragraph under this heading to describe state law variations. The reference to the Contract, riders and endorsements has been removed.

b. Please clarify if the Contract Value Death Benefit is the standard death benefit – i.e., the benefit provided if neither the ROP Death Benefit nor the HAV Death Benefit is elected.

RESPONSE:  There is no default death benefit.  The applicant must elect one of the three available death benefit options by checking off a box on the application form.  If no box is checked, the application is deemed “not in good order” and will not be processed until all missing information has been provided.  The applicant is contacted and asked to provide the missing information so that processing of the application can begin.  Registrant has added disclosure describing this process under “What additional features and optional benefits are offered under the Contract?”

c. Please clarify whether you currently allow optional benefits to be elected after the Issue Date and whether the Open Date requirement remains in place.

RESPONSE:  Registrant does not currently allow the election of a death benefit or an optional living benefit after the Issue Date;  however, Registrant reserves the right to make optional living benefits available after the Issue Date.  If we exercise our right to make optional living benefits available after the Issue Date, then on the day the living benefit is elected (i) all Owners and Annuitants must be at least age 40, and (ii) the oldest Owner and the oldest Annuitant (or the oldest Annuitant in the case of a non-natural Owner) must be age 85 or younger. Registrant has clarified the disclosure under “What additional features and optional benefits are offered under the Contract?”

d. Please add in the second sentence of the second paragraph dealing with the “free look” right that “if state or federal law requires the return of Purchase Payments, you will refund the greater of  . . .” Alternatively, please use the same language as in the discussion later in the prospectus under “Right to Return Your Contract.”

RESPONSE: Registrant has replaced the second sentence of the second paragraph under “Can I return my Contract?” with the following:

Some states require that we return the full amount of your Purchase Payment(s). If applicable state law requires us to return the amount of your Purchase Payments, we will return the greater of (i) your Surrender Value or (ii) the full amount of any Purchase Payment(s) we received during the “free look period.”

4.	Fees and Expenses.
a. Please confirm that the maximum M&E charge is shown for each benefit scenario.

RESPONSE: Registrant confirms that the maximum M&E charge is shown for each benefit scenario.

b. Please explain the maximum payment charge (on an annual basis) and the maximum annual charge for optional benefits lines.

RESPONSE:  After a subsequent conversation with the SEC Staff, Registrant understands that the Staff is asking for an explanation of the impact of the “Maximum Purchase Payment Charge (on an annual basis)” and the “Maximum Annual Living Benefit Charge” on the total charges assessed under the Contract.

The Purchase Payment charge applies only to Purchase Payments made after the first Contract Year on Contracts with either the 7-Year Withdrawal Charge option or the 5-Year Withdrawal Charge option.  The charge is assessed after the end of the respective 5-year or 7-year surrender charge period.  The charge does not increase the maximum M&E assessed under each option.  It merely makes up the difference between the M&E assessed during the surrender charge period and the M&E assessed after the surrender charge period on Purchase Payments made prior to the end of the surrender charge period.  In conformity with Instruction 5 to Item 3 of Form N-4, Registrant clearly identifies the highest possible Purchase Payment charge (i.e., the 0.60% charge assessed on the 5-Year Withdrawal Charge option).

The optional Living Benefit charge is only assessed if the Living Benefit has been elected.  In conformity with Instruction 5 to Item 3 of Form N-4, Registrant clearly identifies the highest possible Living Benefit charge (i.e., the 1.10% charge assessed if the Living Benefit was elected with joint-life coverage.)

The optional Living Benefit charge is included in the Summary of Maximum Total Variable Account Annual Expense because the Summary shows “the highest possible combination of charges.”  The Purchase Payment charge is not specifically itemized in the Summary because the Purchase Payment charge does not change the Maximum Mortality and Expense Risk Charge shown in the Summary.  Footnote 9 explains that the Summary assumes the charges are being assessed during first 5 Contract Years.  To show the effect of the Purchase Payment charge on the Summary, Registrant has added a chart in Footnote 9.

5.	Financial Condition of the Company.

Please revise the last sentence of the first paragraph to clarify that Variable Account Assets which exceed Variable Account liabilities are only available to cover liabilities of the general account to the extent of earned fees and charges and seed money.

RESPONSE: Registrant has revised the last sentence to read as follows:
The assets of the Variable Account are, however, also available to cover the liabilities of our general account, but only to the extent that seed money of the Company remains in the Variable Account.
No reference is made to fees and charges in this sentence because fees and expenses are deducted daily from the Contract Owner’s assets and, therefore, are not available in the Variable Account.

6.	Owner, Annuitant and Beneficiary Designations.
Please clarify whether changes of ownership “may” or “will” cancel optional living benefits.

RESPONSE: Registrant has clarified the disclosure as requested..

7.	Partial Withdrawals.
Please clarify if Contract Value is reduced by applicable charges and taxes.

RESPONSE: Registrant has revised the first paragraph under this subheading to explain how taxes and charges affect the Contract Value when a partial withdrawal is taken.

8.	Key Terms.
Please correct the typographical error in the introduction.

RESPONSE: Registrant has corrected the typographical error.

9.	Single-Life and Joint-Life Coverage.

The second to last bullet of the “Please Note” section regarding the situation when there has been a change of spouse appears to conflict with the language in the third paragraph of the “Joint-Life Coverage” section under the heading “Death of Owner.”  Please clarify.

RESPONSE:  Registrant has made clarifying revisions to the disclosure in the second to last bullet of the “Please Note” section under  “Single-Life and Joint -Life Coverage” under “How the Living Benefit Works” and under the third paragraph under “Joint-Life Coverage” under the sub-heading “Death Benefit.”

10.	Contract Value Goes to Zero.

Please explain the difference between the circumstances described in the second paragraph regarding when Contract Value is reduced to zero and the circumstances described in the last paragraph of this section.

RESPONSE:  Registrant has revised the disclosure under this sub-heading to clarify what happens when the Contract Value goes to zero before the Coverage Date and what happens when it goes to zero after the Coverage Date.

11.	Cancellation of the Death Benefit.

Please explain why you are not able to block transfers and investments to funds which are not a Designated Fund, rather than causing such transfers or investments to trigger a termination of the Living Benefit.  Alternatively, please disclosure any procedures that could prevent an inadvertent termination of benefits (i.e., notification and reallocation of transferred amounts.)

RESPONSE:  Registrant has added disclosure to the last two bullets under this sub-heading explaining that Registrant does not automatically process any investment or transfer of Contract Value that would cancel the living benefit.  Before such a request can be processed, the Contract Owner must provide confirmation – either written or on a recorded telephone line – that s/he understand the transaction will cancel the living benefit.

12.	Annuitization under the Living Benefit.
Since a variable option is available under the Contract, please change the default option to the variable account option.

RESPONSE: Registrant respectfully declines to make the recommended change.  The first sentence under this sub-heading describes what happens when a Contract Owner reaches the Maximum Annuity Income Date.  The third bullet of this sentence (the “default option”) was added to assure that, even though the Contract Owner is forced to annuitize (or surrender), the value of the living benefit will not be lost.  If Registrant were to default the living benefit amount to a variable account option, the Contract Owner’s investment would be exposed to loss.

It is important to note that the concept of annuitizing the living benefit amount has been included in the Company’s prospectuses since December of 2006.  At that time, the SEC Staff not only acknowledged the idea of defaulting to an annuitized living benefit amount, but specifically asked Registrant to add the annuitized living benefit option to the list of options to available “[i]f your Contract Value is greater than zero on the Maximum Annuity Commencement Date.”  (See response to Comment 13 in attached transmittal letter to the SEC, dated December 29, 2006.)

13.	Payment of the Death Benefit.
Please specify how death benefits can be deferred or cross-reference the section of the prospectus where this is discussed.

RESPONSE: Registrant has added the following disclosure to the end of the second paragraph under this sub-heading:  “The beneficiary can elect to defer payment of the death benefit by sending us written notification in a form acceptable to us.”

14.	Changes to Fund Classifications.
Please specify if the change upon step-ups is currently in force.

RESPONSE:  Registrant has revised the third paragraph under this sub-heading to clarity that, although Registrant does not currently do so, Registrant has reserved the right to allow step-ups only if the Contract Value is invested in Funds declared by the company to be Designated Funds.

15.	Withdrawal Charge.
Please eliminate the word “may” before “impose a withdrawal charge.”

RESPONSE: Registrant has removed the word “may.”

16.	Nursing Home Waiver of Withdrawal Fee.
Please specify in the prospectus the states or jurisdictions where such waiver is approved.

RESPONSE: The Nursing Home Waiver is automatically available under the Contract.  At this time, Sun Life has not received any objections from state insurance departments regarding the availability of the Nursing Home Waiver;  therefore, we have removed the first bullet under this sub-heading.

17.	Premium Taxes.
Please specify whether you currently deduct for applicable premium or other taxes.

RESPONSE: Registrant deducts premium taxes; therefore, Registrant has removed the word “may” from the first sentence under this sub-heading.

18.	Right to Return your Contract.
a. Please specify what amount is returned if the Contract is held under an IRA – i.e., the greater of Purchase Payments or Surrender Value.

RESPONSE: Registrant has revised the disclosure to specify the amount that is returned if the contract is held under an IRA.

b. With respect to the note regarding California, please explain why you do not specify that you will be returning the Contract Value.

RESPONSE: Registrant revised this section to clarity that the amount returned is the “Contract Value,” not the “Accumulated Value.”

19.	Exhibits.
Please attach actual, rather than “Specimen” forms of, agreement, and identify other similar agreements in accordance with Rule 483(d) (2).

RESPONSE: Registrant has attached, or incorporated by reference, all required exhibits, not specimen forms thereof.

Acceleration Request

Registrant believes that the Amendment and this letter are responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend in the near future to make an oral request for acceleration of the effective date of the Amendment to June 17, 2011, or as soon thereafter as practicable.

The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

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the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

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should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

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neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

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the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

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any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

*  *  *  *  *  *  *  *

Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Patrice M. Pitts, Esquire
Sally Samuel, Esquire